UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
4/30/18 (Unaudited)

COMMON STOCKS (93.8%)(a)
			Shares	Value

Aerospace and defense (6.2%)

BWX Technologies, Inc.			839	$56,884

General Dynamics Corp.			920	185,205

Harris Corp.			1,041	162,833

Huntington Ingalls Industries, Inc.			136	33,077

L3 Technologies, Inc.			658	128,889

Northrop Grumman Corp.			1,041	335,244

Raytheon Co.			1,690	346,349

				1,248,481
Automobiles (0.4%)

Ford Motor Co.			6,841	76,893

				76,893
Banks (5.5%)

BB&T Corp.			293	15,470

JPMorgan Chase & Co.			4,843	526,822

PNC Financial Services Group, Inc. (The)			2,240	326,166

SunTrust Banks, Inc.			1,825	121,910

U.S. Bancorp			2,312	116,640

				1,107,008
Beverages (2.4%)

Constellation Brands, Inc. Class A			1,448	337,572

Monster Beverage Corp.(NON)			2,367	130,185

PepsiCo, Inc.			200	20,188

				487,945
Biotechnology (1.7%)

AbbVie, Inc.			815	78,688

Amgen, Inc.			557	97,185

Biogen, Inc.(NON)			72	19,699

Celgene Corp.(NON)			716	62,364

Gilead Sciences, Inc.			825	59,590

Vertex Pharmaceuticals, Inc.(NON)			201	30,785

				348,311
Capital markets (0.8%)

CME Group, Inc.			881	138,916

Intercontinental Exchange, Inc.			343	24,854

				163,770
Chemicals (1.0%)

Ecolab, Inc.			486	70,358

Scotts Miracle-Gro Co. (The) Class A			313	26,161

Sherwin-Williams Co. (The)			271	99,636

				196,155
Commercial services and supplies (0.7%)

Waste Management, Inc.			1,789	145,428

				145,428
Communications equipment (1.1%)

ARRIS International PLC(NON)			538	14,526

Cisco Systems, Inc.			241	10,674

F5 Networks, Inc.(NON)			1,213	197,828

				223,028
Consumer finance (1.7%)

American Express Co.			3,426	338,318

				338,318
Containers and packaging (1.5%)

Avery Dennison Corp.			866	90,765

Berry Plastics Group, Inc.(NON)			802	44,110

Crown Holdings, Inc.(NON)			3,157	157,345

				292,220
Diversified consumer services (0.1%)

Bright Horizons Family Solutions, Inc.(NON)			107	10,152

				10,152
Diversified financial services (—%)

Berkshire Hathaway, Inc. Class B(NON)			50	9,687

				9,687
Diversified telecommunication services (1.3%)

Verizon Communications, Inc.			3,777	186,395

Zayo Group Holdings, Inc.(NON)			1,766	64,106

				250,501
Electric utilities (3.2%)

American Electric Power Co., Inc.			4,031	282,089

Duke Energy Corp.			2,696	216,111

Exelon Corp.			3,363	133,444

				631,644
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.			1,187	32,073

				32,073
Equity real estate investment trusts (REITs) (3.6%)

American Homes 4 Rent			1,844	37,249

Apple Hospitality REIT, Inc.			1,403	25,240

Brandywine Realty Trust			1,825	29,401

Camden Property Trust			698	59,609

Corporate Office Properties Trust			1,004	27,620

Duke Realty Corp.			698	18,916

Empire State Realty Trust, Inc. Class A			728	12,682

EPR Properties			926	50,949

Equity Commonwealth(NON)			664	20,577

Equity Residential Trust			2,246	138,601

Gaming and Leisure Properties, Inc.			1,729	59,253

Highwoods Properties, Inc.			746	32,839

Hudson Pacific Properties, Inc.			920	30,240

Liberty Property Trust			828	34,627

Park Hotels & Resorts, Inc.			546	15,714

Piedmont Office Realty Trust, Inc. Class A			1,321	23,672

Spirit Realty Capital, Inc.			5,060	40,733

UDR, Inc.			1,700	61,455

				719,377
Food and staples retail (1.4%)

Sysco Corp.			2,783	174,049

US Foods Holding Corp.(NON)			2,994	102,335

				276,384
Food products (1.2%)

Hershey Co. (The)			1,149	105,639

Ingredion, Inc.			419	50,737

Pinnacle Foods, Inc.			1,442	87,097

				243,473
Health-care equipment and supplies (3.1%)

Baxter International, Inc.			3,325	231,088

Boston Scientific Corp.(NON)			1,077	30,931

Danaher Corp.			3,352	336,273

Intuitive Surgical, Inc.(NON)			45	19,835

				618,127
Health-care providers and services (2.7%)

Anthem, Inc.			262	61,829

Humana, Inc.			1,142	335,954

UnitedHealth Group, Inc.			592	139,949

				537,732
Hotels, restaurants, and leisure (2.4%)

Aramark			576	21,537

Hyatt Hotels Corp. Class A			854	65,647

Marriott International, Inc./MD Class A			128	17,495

McDonald's Corp.			2,243	375,568

				480,247
Household products (1.7%)

Kimberly-Clark Corp.			2,234	231,308

Procter & Gamble Co. (The)			1,571	113,646

				344,954
Industrial conglomerates (1.3%)

Honeywell International, Inc.			1,834	265,343

				265,343
Insurance (3.0%)

Allstate Corp. (The)			2,233	218,432

Loews Corp.			2,622	137,550

Old Republic International Corp.			3,217	65,627

Reinsurance Group of America, Inc.			355	53,037

Travelers Cos., Inc. (The)			1,019	134,100

				608,746
Internet and direct marketing retail (1.2%)

Amazon.com, Inc.(NON)			69	108,063

Booking Holdings, Inc.(NON)			51	111,078

Liberty Expedia Holdings, Inc. Class A(NON)			336	13,709

				232,850
Internet software and services (4.6%)

Alphabet, Inc. Class A(NON)			416	423,729

eBay, Inc.(NON)			8,170	309,480

Facebook, Inc. Class A(NON)			1,094	188,168

				921,377
IT Services (4.7%)

Amdocs, Ltd.			659	44,318

Broadridge Financial Solutions, Inc.			332	35,594

Cognizant Technology Solutions Corp. Class A			4,099	335,380

CoreLogic, Inc.(NON)			872	43,164

Fidelity National Information Services, Inc.			1,956	185,761

Fiserv, Inc.(NON)			1,941	137,539

Genpact, Ltd.			1,044	33,293

Worldpay, Inc. Class A(NON)			1,518	123,292

				938,341
Life sciences tools and services (0.5%)

Charles River Laboratories International, Inc.(NON)			259	26,985

Mettler-Toledo International, Inc.(NON)			26	14,558

PerkinElmer, Inc.			348	25,529

Thermo Fisher Scientific, Inc.			132	27,766

				94,838
Media (3.0%)

John Wiley & Sons, Inc. Class A			271	17,872

News Corp. Class A			2,774	44,329

Time Warner, Inc.			3,680	348,864

Walt Disney Co. (The)			1,978	198,453

				609,518
Mortgage real estate investment trusts (REITs) (2.3%)

AGNC Investment Corp.			5,809	109,906

Annaly Capital Management, Inc.			10,467	108,543

Chimera Investment Corp.			2,644	46,244

MFA Financial, Inc.			3,372	25,357

New Residential Investment Corp.			4,821	84,271

Starwood Property Trust, Inc.			2,733	57,284

Two Harbors Investment Corp.			2,528	38,577

				470,182
Oil, gas, and consumable fuels (6.1%)

Exxon Mobil Corp.			3,755	291,951

Kinder Morgan, Inc.			9,204	145,607

Marathon Petroleum Corp.			2,860	214,243

Occidental Petroleum Corp.			4,147	320,397

Phillips 66			859	95,615

Valero Energy Corp.			1,428	158,408

				1,226,221
Pharmaceuticals (4.8%)

Akorn, Inc.(NON)			1,903	27,460

Allergan PLC			187	28,733

Bristol-Myers Squibb Co.			859	44,780

Eli Lilly & Co.			735	59,586

Johnson & Johnson			1,876	237,295

Merck & Co., Inc.			2,381	140,169

Pfizer, Inc.			7,827	286,546

Zoetis, Inc.			1,676	139,912

				964,481
Road and rail (1.6%)

Kansas City Southern			1,043	111,215

Norfolk Southern Corp.			1,463	209,897

				321,112
Semiconductors and semiconductor equipment (3.0%)

Applied Materials, Inc.			3,255	161,676

Maxim Integrated Products, Inc.			1,939	105,676

Texas Instruments, Inc.			3,210	325,590

				592,942
Software (5.0%)

CDK Global, Inc.			1,237	80,702

Dell Technologies, Inc. Class V(NON)			935	67,105

Intuit, Inc.			1,939	358,308

Microsoft Corp.			2,248	210,233

Red Hat, Inc.(NON)			1,192	194,368

Synopsys, Inc.(NON)			1,119	95,686

				1,006,402
Specialty retail (3.8%)

Home Depot, Inc. (The)			281	51,929

Lowe's Cos., Inc.			3,065	252,648

Ross Stores, Inc.			1,976	159,760

TJX Cos., Inc. (The)			3,386	287,302

				751,639
Technology hardware, storage, and peripherals (3.6%)

Apple, Inc.			2,131	352,169

HP, Inc.			8,694	186,834

NetApp, Inc.			2,672	177,902

				716,905
Textiles, apparel, and luxury goods (1.0%)

Michael Kors Holdings, Ltd.(NON)			1,181	80,804

PVH Corp.			776	123,904

				204,708
Tobacco (0.4%)

Altria Group, Inc.			1,349	75,692

				75,692

Total common stocks (cost $15,717,878)				$18,783,205

INVESTMENT COMPANIES (4.1%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust(S)			3,075	$813,368

Total investment companies (cost $832,804)				$813,368

PURCHASED OPTIONS OUTSTANDING (2.5%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

SPDR S&P 500 ETF Trust (Put)	Apr-19/235.00	2,340,914	$8,850	$68,612

Citibank, N.A.

SPDR S&P 500 ETF Trust (Put)	Jan-19/250.00	3,407,947	12,884	114,087

SPDR S&P 500 ETF Trust (Put)	Feb-19/240.00	3,407,947	12,884	92,092

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Mar-19/245.00	3,407,947	12,884	117,486

SPDR S&P 500 ETF Trust (Put)	Dec-18/235.00	3,407,947	12,884	67,641

SPDR S&P 500 ETF Trust (Put)	Nov-18/225.00	3,407,947	12,884	38,910

Total purchased options outstanding (cost $518,183)				$498,828

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.5%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (0.5%)

Federal National Mortgage Association Pass-Through Certificates 3.00%, 11/1/35(i)			$106,365	$104,816

				104,816

Total U.S. government and agency mortgage obligations (cost $104,816)				$104,816

SHORT-TERM INVESTMENTS (6.2%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 1.95%(AFF)			$734,400	$734,400

Putnam Short Term Investment Fund 1.88%(AFF)			89,558	89,558

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.63%(P)			420,000	420,000

Total short-term investments (cost $1,243,958)				$1,243,958

TOTAL INVESTMENTS

Total investments (cost $18,417,639)				$21,444,175

WRITTEN OPTIONS OUTSTANDING at 4/30/18 (premiums $27,153) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

SPDR S&P 500 ETF Trust (Call)	May-18/$278.00	$4,094,086	$15,478	$540
SPDR S&P 500 ETF Trust (Call)	Apr-18/279.00	4,723,091	17,856	—
Citibank, N.A.

SPDR S&P 500 ETF Trust (Call)	May-18/277.50	3,907,606	14,773	1,553
Deutsche Bank AG

SPDR S&P 500 ETF Trust (Call)	Jun-18/277.00	3,917,129	14,809	4,812

Total				$6,905

Key to holding's abbreviations
ETF	Exchange Traded Fund

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through April 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $20,019,930.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$4,110,000	$3,375,600	$2,949	$734,400
	Putnam Short Term Investment Fund**	126,038	2,672,912	2,709,392	1,692	89,558

	Total Short-term investments	$126,038	$6,782,912	$6,084,992	$4,641	$823,958
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $734,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $714,177.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $7,573 to cover certain derivative contracts.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to generate additional income for the portfolio, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,812 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,366,007	$—	$—
Consumer staples	1,428,448	—	—
Energy	1,226,221	—	—
Financials	2,697,711	—	—
Health care	2,563,489	—	—
Industrials	1,980,364	—	—
Information technology	4,431,068	—	—
Materials	488,375	—	—
Real estate	719,377	—	—
Telecommunication services	250,501	—	—
Utilities	631,644	—	—
Total common stocks	18,783,205	—	—
Investment companies	813,368	—	—
Purchased options outstanding	—	498,828	—
U.S. government and agency mortgage obligations	—	104,816	—
Short-term investments	420,000	823,958	—

Totals by level	$20,016,573	$1,427,602	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(6,905)	—

Totals by level	$—	$(6,905)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	498,828	6,905

Total	$498,828	$6,905

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$90,000
Written equity option contracts (contract amount)		$32,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 29, 2018